Associates and Joint Ventures - Disclosure of Investments Accounted for Using Equity Method (Details) - EUR (€) € in Millions			7 Months Ended	12 Months Ended
	Nov. 08, 2024	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Joint Ventures And Associates [Line Items]
Investments accounted for by the equity method				€ 8,143	€ 8,265
Share of (loss) income of investments accounted for by the equity method				(14)	(2,145)	€ 230
Investments accounted for by the equity method				232	325
Share of income of investments accounted for by the equity method				(35)	(17)	(13)
Investments accounted for by the equity method				8,375	8,590
Share of (loss) income of investments accounted for by the equity method				(49)	(2,162)	217
Investments accounted for by the equity method
Investments accounted for using equity method at beginning of period				8,590
Translation differences and other comprehensive income (loss)				(1,465)	270	1,562
Investments accounted for using equity method at ending of period				8,375	8,590
Associates and Joint Ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Investments accounted for by the equity method				8,375	8,590	11,587
Investments accounted for by the equity method
Investments accounted for using equity method at beginning of period				8,590	11,587
Additions				160	236
Translation differences and other comprehensive income (loss)				249	144
(Loss) income				(49)	(2,162)
Dividends				(520)	(1,218)
Transfers and others				(55)	3
Investments accounted for using equity method at ending of period				€ 8,375	8,590	11,587
Daytona Midco, S.L. (Nabiax)
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)	20.00%			20.00%
Investments accounted for by the equity method				€ 0	65
Share of income of investments accounted for by the equity method				€ (7)	(1)	(1)
Adquira España, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				44.44%
Investments accounted for by the equity method				€ 5	4
Share of income of investments accounted for by the equity method				€ 0	€ 0	0
HoldCo Infraco SpA. (Onnet Fibra Chile)
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture				40.00%	40.00%
Proportion of ownership interest in associate (as a percent)				40.00%
Investments accounted for by the equity method				€ 119	€ 150
Share of income of investments accounted for by the equity method				€ (24)	7	0
Alamo HoldCo S.L. (Onnet Fibra Colombia)
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				40.00%
Investments accounted for by the equity method				€ 11	14
Share of income of investments accounted for by the equity method				€ (17)	(10)	(15)
Internet para todos S.A.C
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				54.67%
Investments accounted for by the equity method				€ 57	55
Share of income of investments accounted for by the equity method				€ 0	0	(3)
Telefónica Factoring España, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				50.00%
Investments accounted for by the equity method				€ 8	7
Share of income of investments accounted for by the equity method				€ 4	4	4
Telefónica Factoring do Brasil, Ltda.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				50.00%
Investments accounted for by the equity method				€ 2	2
Share of income of investments accounted for by the equity method				€ 2	1	3
Telefónica Factoring Peru, S.A.C.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				50.00%
Investments accounted for by the equity method				€ 3	3
Share of income of investments accounted for by the equity method				€ 1	1	1
Telefónica Factoring Colombia, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				50.00%
Investments accounted for by the equity method				€ 1	1
Share of income of investments accounted for by the equity method				€ 1	1	1
Telefónica Factoring México,S.A. de C.V.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				50.00%
Investments accounted for by the equity method				€ 0	1
Share of income of investments accounted for by the equity method				€ 0	0	0
Telefónica Factoring Chile, SpA.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				50.00%
Investments accounted for by the equity method				€ 1	1
Share of income of investments accounted for by the equity method				€ 0	0	0
Telefónica Factoring Ecuador, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				50.00%
Investments accounted for by the equity method				€ 0	0
Share of income of investments accounted for by the equity method				€ 0	0	0
Telefónica Consumer Finance, Establecimiento Financiero de Crédito, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				50.00%
Investments accounted for by the equity method				€ 14	18
Share of income of investments accounted for by the equity method				€ 1	1	2
Telefónica Renting, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				50.00%
Investments accounted for by the equity method				€ 9	1
Share of income of investments accounted for by the equity method				€ 4	0	0
Movistar Consumer Finance Colombia SAS.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				50.00%
Investments accounted for by the equity method				€ 0	0
Share of income of investments accounted for by the equity method				0	(21)	(3)
Others
Disclosure Of Joint Ventures And Associates [Line Items]
Investments accounted for by the equity method				2	3
Share of income of investments accounted for by the equity method				€ 0	0	(2)
VMO2
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Investments accounted for by the equity method				€ 7,641	7,774
Share of (loss) income of investments accounted for by the equity method			€ 292	89	(2,030)	292
Share of income of investments accounted for by the equity method			€ 1	€ 4	€ 2	1
Movistar Prosegur Alarmas
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture				50.00%	50.00%
Investments accounted for by the equity method				€ 213	€ 230
Share of (loss) income of investments accounted for by the equity method				(16)	(22)	(12)
Investments accounted for by the equity method				€ 213	230
FiBrasil Infraestructura e Fibra Ótica, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture				50.00%
Investments accounted for by the equity method				€ 80	100
Share of (loss) income of investments accounted for by the equity method				€ (1)	€ (4)	(8)
Unsere Grüne Glasfaser (UGG)
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture				50.00%	50.00%
Investments accounted for by the equity method				€ 104	€ 97
Share of (loss) income of investments accounted for by the equity method				(77)	(55)	(64)
Investments accounted for by the equity method				€ 104	€ 97
Opal Jvco Limited (nexfibre)
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture				25.00%	25.00%
Investments accounted for by the equity method				€ 94	€ 55
Share of (loss) income of investments accounted for by the equity method				(2)	(32)	26
Investments accounted for by the equity method				€ 94	55
Utiq, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture				25.00%
Investments accounted for by the equity method				€ 3	5
Share of (loss) income of investments accounted for by the equity method				(4)	0	0
Others
Disclosure Of Joint Ventures And Associates [Line Items]
Investments accounted for by the equity method				8	4
Share of (loss) income of investments accounted for by the equity method				€ (3)	€ (2)	€ (4)